Consolidated Statements of Earnings - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net Sales	$ 7,394.2	$ 6,939.9	$ 6,827.3
Type of Revenue [Extensible List]	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember
Cost of products sold, excluding intangible asset amortization	$ 2,083.8	$ 2,019.5	$ 1,960.4
Type of Cost, Good or Service [Extensible List]	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember
Intangible asset amortization	$ 561.5	$ 526.8	$ 529.5
Research and development	458.7	406.0	435.8
Selling, general and administrative	2,838.9	2,761.7	2,843.4
Goodwill and intangible asset impairment		292.8	16.3
Restructuring and other cost reduction initiatives	151.9	191.6	125.7
Quality remediation		33.8	52.8
Acquisition, integration, divestiture and related	21.7	11.4	3.1
Operating expenses	6,116.5	6,243.6	5,967.0
Operating Profit	1,277.7	696.3	860.3
Other (expense) income, net	(9.3)	(128.0)	12.2
Interest expense, net	(201.2)	(164.8)	(208.4)
Loss on early extinguishment of debt			(165.1)
Earnings from continuing operations before income taxes	1,067.3	403.5	499.0
Provision for income taxes from continuing operations	42.2	112.3	53.5
Net Earnings from Continuing Operations	1,025.1	291.2	445.5
Less: Net earnings attributable to noncontrolling interest	1.1	1.0	0.5
Net Earnings from Continuing Operations of Zimmer Biomet Holdings, Inc.	1,024.0	290.2	445.0
Loss from Discontinued Operations, Net of Tax		(58.8)	(43.4)
Net Earnings of Zimmer Biomet Holdings, Inc.	$ 1,024.0	$ 231.4	$ 401.6
Basic Earnings Per Common Share
Earnings from Continuing Operations	$ 4.91	$ 1.38	$ 2.14
Loss from Discontinued Operations		(0.28)	(0.21)
Basic Earnings Per Common Share	4.91	1.1	1.93
Diluted Earnings Per Common Share
Earnings from Continuing Operations	4.88	1.38	2.12
Loss from Discontinued Operations		(0.28)	(0.21)
Diluted Earnings Per Common Share	$ 4.88	$ 1.1	$ 1.91
Weighted Average Common Shares Outstanding
Basic	208.7	209.6	208.6
Diluted	209.7	210.3	210.4